+OMB APPROVAL
OMB Number: 3235-0578 Expires: March 31, 2019 Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05685

Williamsburg Investment Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP One Post Office Square Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Consumer Discretionary - 14.8%
Amazon.com, Inc. (a)	7,866	$5,898,478
CarMax, Inc. (a)	175,597	11,306,691
Discovery Communications, Inc. - Series C (a)	269,609	7,220,129
Liberty Broadband Corporation - Series C (a)	51,714	3,830,456
Liberty SiriusXM Group - Series A (a)	45,012	1,553,814
Liberty SiriusXM Group - Series C (a)	137,789	4,673,803
Priceline Group, Inc. (The) (a)	6,057	8,879,925
PVH Corporation	66,367	5,988,958
Walt Disney Company (The)	53,891	5,616,520
		54,968,774
Consumer Staples - 8.7%
Anheuser-Busch InBev SA/NV - ADR	41,710	4,397,903
J.M. Smucker Company (The)	59,592	7,631,352
Mondelēz International, Inc. - Class A	142,655	6,323,896
Nestlé S.A. - ADR	114,307	8,200,384
PepsiCo, Inc.	57,286	5,993,834
		32,547,369
Energy - 7.0%
Chevron Corporation	44,097	5,190,217
Exxon Mobil Corporation	73,443	6,628,965
Marathon Petroleum Corporation	136,808	6,888,283
Schlumberger Ltd.	87,670	7,359,896
		26,067,361
Financials - 20.7%
Berkshire Hathaway, Inc. - Class B (a)	63,556	10,358,357
Brookfield Asset Management, Inc. - Class A	344,934	11,386,271
Capital One Financial Corporation	160,119	13,968,782
Citigroup, Inc.	177,347	10,539,732
CME Group, Inc.	65,776	7,587,262
JPMorgan Chase & Company	119,808	10,338,232
Markel Corporation (a)	14,253	12,891,838
		77,070,474
Health Care - 12.7%
AmerisourceBergen Corporation	89,270	6,980,021
Amgen, Inc.	30,831	4,507,801
Celgene Corporation (a)	71,658	8,294,414
Danaher Corporation	125,197	9,745,334
Johnson & Johnson	92,462	10,652,547
Merck & Company, Inc.	120,245	7,078,823
		47,258,940

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Industrials - 11.8%
FedEx Corporation	42,511	$7,915,548
Fortive Corporation	62,598	3,357,131
General Dynamics Corporation	38,019	6,564,361
General Electric Company	163,340	5,161,544
Johnson Controls International plc	133,334	5,492,027
Southwest Airlines Company	149,356	7,443,903
Union Pacific Corporation	76,914	7,974,444
		43,908,958
Information Technology - 14.1%
Accenture plc - Class A	86,071	10,081,496
Adobe Systems, Inc. (a)	72,374	7,450,903
Alphabet, Inc. - Class A (a)	7,325	5,804,696
Alphabet, Inc. - Class C (a)	6,677	5,153,442
Apple, Inc.	40,822	4,728,004
Facebook, Inc. - Class A (a)	27,799	3,198,275
Mastercard, Inc. - Class A	53,260	5,499,095
Visa, Inc. - Class A	133,221	10,393,903
		52,309,814
Materials - 3.2%
Ecolab, Inc.	45,205	5,298,930
Praxair, Inc.	57,852	6,779,676
		12,078,606
Real Estate - 4.3%
American Tower Corporation	98,097	10,366,891
Weyerhaeuser Company	182,880	5,502,859
		15,869,750

Total Common Stocks (Cost $257,210,002)		$362,080,046

EXCHANGE-TRADED FUNDS - 1.4%	Shares	Value
iShares U.S. Home Construction ETF (Cost $5,372,108)	190,184	$5,226,257

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.3%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.39% (b) (Cost $4,688,456)	4,688,456	$4,688,456

Total Investments at Value - 100.0% (Cost $267,270,566)		$371,994,759

Liabilities in Excess of Other Assets - (0.0%) (c)		(24,947)

Net Assets - 100.0%		$371,969,812

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2016.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

COMMON STOCKS - 94.5%	Shares	Value
Consumer Discretionary - 10.6%
Carnival Corporation	144,525	$7,523,971
General Motors Company	225,520	7,857,117
McDonald's Corporation	56,170	6,837,012
Time Warner, Inc.	126,770	12,237,108
VF Corporation	144,745	7,722,146
Whirlpool Corporation	42,880	7,794,298
Williams-Sonoma, Inc.	138,715	6,712,419
		56,684,071
Consumer Staples - 14.5%
Altria Group, Inc.	113,976	7,707,057
Anheuser-Busch InBev SA/NV - ADR	67,485	7,115,618
Coca-Cola Company (The)	238,595	9,892,149
CVS Health Corporation	89,685	7,077,043
Diageo plc - ADR	110,885	11,525,387
Kroger Company (The)	230,100	7,940,751
PepsiCo, Inc.	91,885	9,613,928
Philip Morris International, Inc.	75,520	6,909,325
Procter & Gamble Company (The)	120,335	10,117,767
		77,899,025
Energy - 6.9%
Chevron Corporation	65,101	7,662,388
Exxon Mobil Corporation	81,710	7,375,145
Occidental Petroleum Corporation	194,880	13,881,302
Spectra Energy Corporation	203,395	8,357,500
		37,276,335
Financials - 20.2%
Capital One Financial Corporation	205,890	17,961,843
Citigroup, Inc.	239,840	14,253,691
Fairfax Financial Holdings Ltd.	17,168	8,355,666
FNF Group	414,060	14,061,478
JPMorgan Chase & Company	208,175	17,963,421
Markel Corporation (a)	16,065	14,530,792
Regions Financial Corporation	579,530	8,322,051
Wells Fargo & Company	239,115	13,177,628
		108,626,570
Health Care - 7.8%
Bristol-Myers Squibb Company	217,500	12,710,700
Johnson & Johnson	143,590	16,543,004
Merck & Company, Inc.	216,380	12,738,290
		41,991,994

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Industrials - 13.7%
3M Company	57,730	$10,308,846
Boeing Company (The)	56,690	8,825,499
Eaton Corporation plc	119,607	8,024,434
General Electric Company	409,495	12,940,042
Illinois Tool Works, Inc.	77,145	9,447,177
Raytheon Company	66,966	9,509,172
Watsco, Inc.	99,880	14,794,225
		73,849,395
Information Technology - 3.4%
Cisco Systems, Inc.	264,965	8,007,242
Microsoft Corporation	163,733	10,174,369
		18,181,611
Materials - 5.6%
International Paper Company	189,070	10,032,054
Potash Corporation of Saskatchewan, Inc.	490,995	8,882,099
PPG Industries, Inc.	117,430	11,127,667
		30,041,820
Real Estate - 8.3%
Equity Lifestyle Properties, Inc.	96,040	6,924,484
Gaming and Leisure Properties, Inc.	260,109	7,964,537
Lamar Advertising Company - Class A	173,390	11,658,744
Sun Communities, Inc.	104,760	8,025,664
W.P. Carey, Inc.	172,454	10,190,307
		44,763,736
Telecommunication Services - 1.7%
Verizon Communications, Inc.	173,910	9,283,316

Utilities - 1.8%
Dominion Resources, Inc.	122,825	9,407,167

Total Common Stocks (Cost $420,971,824)		$508,005,040

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.8%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.39% (b) (Cost $20,257,860)	20,257,860	$20,257,860

Total Investments at Value - 98.3% (Cost $441,229,684)		$528,262,900

Other Assets in Excess of Liabilities - 1.7%		9,233,010

Net Assets - 100.0%		$537,495,910

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2016.

See accompanying notes to Schedules of Investments.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Consumer Discretionary - 37.3%
CarMax, Inc. (a)	310,535	$19,995,348
Discovery Communications, Inc. - Series C (a)	534,000	14,300,520
DISH Network Corporation - Class A (a)	248,715	14,408,060
Dollar Tree, Inc. (a)	199,076	15,364,686
Hanesbrands, Inc.	600,975	12,963,031
Liberty Broadband Corporation - Series C (a)	139,645	10,343,505
Live Nation Entertainment, Inc. (a)	617,514	16,425,872
LKQ Corporation (a)	346,986	10,635,121
TripAdvisor, Inc. (a)	226,005	10,479,852
		124,915,995
Consumer Staples - 3.4%
Church & Dwight Company, Inc.	255,080	11,271,985

Financials - 21.0%
Brookfield Asset Management, Inc. - Class A	516,652	17,054,682
Capital One Financial Corporation	232,174	20,254,860
Fairfax Financial Holdings Ltd.	19,718	9,596,751
FNF Group	260,305	8,839,958
Markel Corporation (a)	16,067	14,532,601
		70,278,852
Health Care - 4.5%
Henry Schein, Inc. (a)	52,825	8,014,081
Zoetis, Inc.	130,680	6,995,300
		15,009,381
Industrials - 16.1%
Colfax Corporation (a)	563,071	20,231,141
Genesee & Wyoming, Inc. - Class A (a)	144,720	10,045,015
WABCO Holdings, Inc. (a)	151,975	16,132,146
Watsco, Inc.	50,820	7,527,459
		53,935,761
Information Technology - 3.8%
Intuit, Inc.	109,970	12,603,662

Materials - 6.1%
Martin Marietta Materials, Inc.	36,890	8,172,242
Sherwin-Williams Company (The)	45,620	12,259,919
		20,432,161

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Real Estate - 5.2%
American Tower Corporation	164,410	$17,374,849

Total Common Stocks (Cost $294,493,268)		$325,822,646

MONEY MARKET FUNDS - 2.6%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.39% (b) (Cost $8,628,470)	8,628,470	$8,628,470

Total Investments at Value - 100.0% (Cost $303,121,738)		$334,451,116

Other Assets in Excess of Liabilities - 0.0% (c)		19,325

Net Assets - 100.0%		$334,470,441

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2016.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Consumer Discretionary - 22.7%
Cable One, Inc.	2,500	$1,554,325
Core-Mark Holding Company, Inc.	33,142	1,427,426
Eldorado Resorts, Inc. (a)	109,410	1,854,500
Isle of Capri Casinos, Inc. (a)	40,000	987,600
Liberty TripAdvisor Holdings, Inc. - Series A (a)	101,000	1,520,050
Live Nation Entertainment, Inc. (a)	62,179	1,653,961
Monarch Casino & Resort, Inc. (a)	100,425	2,588,957
Pool Corporation	11,457	1,195,423
Unifi, Inc. (a)	27,607	900,816
		13,683,058
Consumer Staples - 9.8%
Boston Beer Company, Inc. (The) - Class A (a)	13,000	2,208,050
Seaboard Corporation (a)	507	2,003,659
Snyder's-Lance, Inc.	43,617	1,672,276
		5,883,985
Energy - 4.0%
Alliance Holdings GP, L.P.	30,000	843,000
CNX Coal Resources, L.P.	40,800	744,600
Navigator Holdings Ltd. (a)	87,300	811,890
		2,399,490
Financials - 13.1%
Cohen & Steers, Inc.	39,000	1,310,400
Diamond Hill Investment Group, Inc.	8,044	1,692,297
Kinsale Capital Group, Inc.	53,352	1,814,501
Stewart Information Services Corporation	19,029	876,856
TowneBank	66,359	2,206,437
		7,900,491
Health Care - 7.6%
Heska Corporation (a)	16,000	1,145,600
VCA, Inc. (a)	27,155	1,864,191
VWR Corporation (a)	63,361	1,585,926
		4,595,717
Industrials - 24.8%
AMERCO	2,500	923,975
American Woodmark Corporation (a)	19,500	1,467,375
Builders FirstSource, Inc. (a)	78,469	860,805
Colfax Corporation (a)	57,514	2,066,478
Covenant Transportation Group, Inc. - Class A (a)	59,057	1,142,162
Genesee & Wyoming, Inc. - Class A (a)	24,370	1,691,522
Marten Transport Ltd.	50,178	1,169,147

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.1% (Continued)	Shares	Value
Industrials - 24.8% (Continued)
Mistras Group, Inc. (a)	71,133	$1,826,696
On Assignment, Inc. (a)	24,000	1,059,840
WABCO Holdings, Inc. (a)	12,000	1,273,800
Watsco, Inc.	9,558	1,415,731
		14,897,531
Information Technology - 2.0%
Black Knight Financial Services, Inc. - Class A (a)	31,000	1,171,800

Materials - 5.1%
FMC Corporation	25,000	1,414,000
NewMarket Corporation	2,436	1,032,474
Tahoe Resources, Inc.	62,500	588,750
		3,035,224
Real Estate - 7.0%
FRP Holdings, Inc. (a)	37,993	1,432,336
Lamar Advertising Company - Class A	21,500	1,445,660
Outfront Media, Inc.	54,289	1,350,168
		4,228,164

Total Common Stocks (Cost $49,798,376)		$57,795,460

MONEY MARKET FUNDS - 4.1%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.39% (b) (Cost $2,488,616)	2,488,616	$2,488,616

Total Investments at Value - 100.2% (Cost $52,286,992)		$60,284,076

Liabilities in Excess of Other Assets - (0.2%)		(109,564)

Net Assets - 100.0%		$60,174,512

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2016.

See accompanying notes to Schedules of Investments.

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

COMMON STOCKS - 58.6%	Shares	Value
Consumer Discretionary - 5.9%
Carnival Corporation	9,755	$507,845
General Motors Company	15,305	533,226
McDonald's Corporation	3,790	461,319
Time Warner, Inc.	8,555	825,814
VF Corporation	9,955	531,099
Whirlpool Corporation	2,895	526,224
Williams-Sonoma, Inc.	9,365	453,173
		3,838,700
Consumer Staples - 8.0%
Altria Group, Inc.	7,730	522,703
Anheuser-Busch InBev SA/NV - ADR	4,550	479,752
Coca-Cola Company (The)	16,105	667,713
CVS Health Corporation	5,800	457,678
Diageo plc - ADR	7,480	777,471
Kroger Company (The)	15,610	538,701
PepsiCo, Inc.	6,200	648,706
Philip Morris International, Inc.	5,120	468,429
Procter & Gamble Company (The)	8,115	682,309
		5,243,462
Energy - 6.5%
Alliance Resource Partners, L.P.	23,085	518,258
Chevron Corporation	4,390	516,703
Dominion Midstream Partners, L.P.	20,555	607,400
Exxon Mobil Corporation	5,515	497,784
MPLX, L.P.	16,865	583,866
Occidental Petroleum Corporation	13,620	970,153
Spectra Energy Corporation	13,715	563,550
		4,257,714
Financials - 13.0%
Capital One Financial Corporation	13,895	1,212,200
Citigroup, Inc.	16,185	961,875
Cohen & Steers, Inc.	16,845	565,992
Fairfax Financial Holdings Ltd.	1,170	569,439
FNF Group	27,945	949,012
JPMorgan Chase & Company	14,050	1,212,374
Lazard Ltd. - Class A	14,485	595,189
Markel Corporation (a)	1,087	983,191
Regions Financial Corporation	40,500	581,580
Wells Fargo & Company	16,135	889,200
		8,520,052

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 58.6% (Continued)	Shares	Value
Health Care - 4.3%
Bristol-Myers Squibb Company	14,765	$862,866
Johnson & Johnson	9,695	1,116,961
Merck & Company, Inc.	14,585	858,619
		2,838,446
Industrials - 7.6%
3M Company	3,895	695,530
Boeing Company (The)	3,825	595,476
Eaton Corporation plc	8,070	541,416
General Electric Company	27,630	873,108
Illinois Tool Works, Inc.	5,205	637,405
Raytheon Company	4,510	640,420
Watsco, Inc.	6,735	997,588
		4,980,943
Information Technology - 1.9%
Cisco Systems, Inc.	17,885	540,485
Microsoft Corporation	11,050	686,647
		1,227,132
Materials - 3.2%
International Paper Company	12,760	677,046
Potash Corporation of Saskatchewan, Inc.	33,135	599,412
PPG Industries, Inc.	8,205	777,506
		2,053,964
Real Estate - 5.5%
Equity Lifestyle Properties, Inc.	6,485	467,568
Gaming and Leisure Properties, Inc.	17,880	547,485
Lamar Advertising Company - Class A	11,715	787,717
Outfront Media, Inc.	23,480	583,948
Sun Communities, Inc.	7,075	542,016
W.P. Carey, Inc.	11,640	687,808
		3,616,542
Telecommunication Services - 1.0%
Verizon Communications, Inc.	11,745	626,948

Utilities - 1.7%
Brookfield Renewable Partners, L.P.	16,850	500,445
Dominion Resources, Inc.	8,280	634,165
		1,134,610

Total Common Stocks (Cost $35,617,830)		$38,338,513

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS - 29.1%	Par Value	Value
Consumer Discretionary - 2.2%
Amazon.com, Inc., 3.30%, due 12/05/2021	$900,000	$932,625
Home Depot, Inc. (The), 4.40%, due 04/01/2046	500,000	542,149
		1,474,774
Consumer Staples - 8.0%
Altria Group, Inc., 4.75%, due 05/05/2021	600,000	653,879
Anheuser-Busch InBev SA/NV, 3.30%, due 02/01/2023	1,000,000	1,017,732
CVS Health Corporation, 3.875%, due 07/20/2025	900,000	928,440
J.M. Smucker Company (The), 3.50%, due 10/15/2021	700,000	727,664
PepsiCo, Inc., 2.75%, due 03/05/2022	950,000	961,239
Sysco Corporation, 2.60%, due 10/01/2020	950,000	958,204
		5,247,158
Financials - 8.7%
Bank of America Corporation, 2.65%, due 04/01/2019	550,000	555,810
BlackRock, Inc., 3.50%, due 03/18/2024	950,000	983,900
Citigroup, Inc., 1.35%, due 03/10/2017	200,000	200,042
General Electric Capital Corporation, 4.65%, due 10/17/2021	1,000,000	1,096,940
General Motors Financial Company, 5.25%, due 03/01/2026	1,000,000	1,050,491
Goldman Sachs Group, Inc., 2.90%, due 07/19/2018	900,000	912,429
Morgan Stanley, 2.125%, due 04/25/2018	900,000	903,586
		5,703,198
Health Care - 4.1%
Becton Dickinson & Company, 3.25%, due 11/12/2020	750,000	771,138
Express Scripts Holding Company, 3.00%, due 07/15/2023	1,000,000	968,013
Teva Pharmaceutical Industries Ltd., 2.80%, due 07/21/2023	1,000,000	946,591
		2,685,742
Industrials - 2.8%
Burlington Northern Santa Fe, LLC, 4.70%, due 10/01/2019	350,000	376,402
Deere & Company, 4.375%, due 10/16/2019	500,000	532,965
United Technologies Corporation, 4.50%, due 04/15/2020	850,000	917,305
		1,826,672

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS - 29.1% (Continued)	Par Value	Value
Information Technology - 0.8%
Apple, Inc., 3.20%, due 05/13/2025	$500,000	$502,075

Telecommunication Services - 2.5%
AT&T, Inc., 2.30%, due 03/11/2019	900,000	903,450
Verizon Communications, Inc.,
3.00%, due 11/01/2021	500,000	503,646
3.50%, due 11/01/2021	200,000	206,435
		1,613,531

Total Fixed Rate Corporate Bonds (Cost $19,343,883)		$19,053,150

VARIABLE RATE CORPORATE BONDS (b) - 7.6%	Par Value	Value
Financials - 5.1%
American Express Credit Corporation, 1.661%, due 11/05/2018	$750,000	$754,798
Bank of America Corporation, 1.540%, due 08/25/2017	189,000	189,234
Bank of New York Mellon (The), 1.446%, due 08/01/2018	400,000	401,285
Citigroup, Inc., 1.493%, due 03/10/2017	200,000	200,124
JPMorgan Chase & Company, 1.782%, due 01/25/2018	900,000	905,881
Royal Bank of Canada, 1.427%, due 07/30/2018	471,000	471,936
Wells Fargo & Company, 1.958%, due 12/07/2020	429,000	431,981
		3,355,239
Health Care - 1.2%
Amgen, Inc., 1.516%, due 05/22/2019	745,000	749,541

Information Technology - 1.0%
Cisco Systems, Inc., 1.337%, due 09/20/2019	670,000	671,654

Telecommunication Services - 0.3%
Verizon Communications, Inc., 2.709%, due 09/14/2018	200,000	204,464

Total Variable Rate Corporate Bonds (Cost $4,968,891)		$4,980,898

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.5%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.39% (c) (Cost $2,920,322)	2,920,322	$2,920,322

Total Investments at Value - 99.8% (Cost $62,850,926)		$65,292,883

Other Assets in Excess of Liabilities - 0.2%		157,752

Net Assets - 100.0%		$65,450,635

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate securities. The rates shown are the effective interest rates as of December 31, 2016.
(c)	The rate shown is the 7-day effective yield as of December 31, 2016.

See accompanying notes to Schedules of Investments.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2016 (Unaudited)

1.	Securities Valuation

The portfolio securities of Davenport Core Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund and Davenport Balanced Income Fund (individually, a “Fund,” and collectively, the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value as reported by such companies.

Fixed income securities, including corporate bonds, are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.

When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy. When market quotations are not readily available, if a pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities, including corporate bonds, held by Davenport Balanced Income Fund are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2016 by security type:

Davenport Core Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$362,080,046	$-	$-	$362,080,046
Exchange-Traded Funds	5,226,257	-	-	5,226,257
Money Market Funds	4,688,456	-	-	4,688,456
Total	$371,994,759	$-	$-	$371,994,759

Davenport Value & Income Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$508,005,040	$-	$-	$508,005,040
Money Market Funds	20,257,860	-	-	20,257,860
Total	$528,262,900	$-	$-	$528,262,900

Davenport Equity Opportunities Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$325,822,646	$-	$-	$325,822,646
Money Market Funds	8,628,470	-	-	8,628,470
Total	$334,451,116	$-	$-	$334,451,116

Davenport Small Cap Focus Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$57,795,460	$-	$-	$57,795,460
Money Market Funds	2,488,616	-	-	2,488,616
Total	$60,284,076	$-	$-	$60,284,076

Davenport Balanced Income Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$38,338,513	$-	$-	$38,338,513
Fixed Rate Corporate Bonds	-	19,053,150	-	19,053,150
Variable Rate Corporate Bonds	-	4,980,898	-	4,980,898
Money Market Funds	2,920,322	-	-	2,920,322
Total	$41,258,835	$24,034,048	$-	$65,292,883

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type. As of December 31, 2016, the Funds did not have any transfers into and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of December 31, 2016. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2.	Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2016:

	Davenport Core Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund	Davenport Small Cap Focus Fund	Davenport Balanced Income Fund

Cost of portfolio investments	$266,958,118	$441,009,639	$302,906,460	$52,276,202	$62,802,264

Gross unrealized appreciation	$108,866,939	$97,025,376	$49,473,358	$10,224,403	$3,279,858
Gross unrealized depreciation	(3,830,298)	(9,772,115)	(17,928,702)	(2,216,529)	(789,239)

Net unrealized appreciation	$105,036,641	$87,253,261	$31,544,656	$8,007,874	$2,490,619

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost of portfolio investments for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales and/or adjustments to basis on publicly traded partnerships.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of December 31, 2016, Davenport Equity Opportunities Fund had 37.3% of the value of its net assets invested in stocks within the Consumer Discretionary sector and Davenport Balanced Income Fund had 26.8% of the value of its net assets invested in stocks and bonds within the Financials sector.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

COMMON STOCKS - 94.9%	Shares	Value
Consumer Discretionary - 10.5%
Best Buy Company, Inc. (a)	10,000	$426,700
Coach, Inc.	11,000	385,220
Ford Motor Company	39,000	473,070
Kohl's Corporation (a)	9,400	464,172
Nordstrom, Inc. (a)	6,300	301,959
Staples, Inc.	32,500	294,125
Target Corporation	6,900	498,387
		2,843,633
Consumer Staples - 6.1%
Coca-Cola Company (The)	6,000	248,760
CVS Health Corporation	5,000	394,550
Procter & Gamble Company (The) (a)	9,000	756,720
Wal-Mart Stores, Inc. (a)	3,700	255,744
		1,655,774
Energy - 9.2%
Chevron Corporation	4,800	564,960
ConocoPhillips (a)	12,000	601,680
Exxon Mobil Corporation	4,500	406,170
Occidental Petroleum Corporation	5,000	356,150
Royal Dutch Shell plc - Class B - ADR	9,500	550,715
		2,479,675
Financials - 22.0%
BB&T Corporation	15,500	728,810
JPMorgan Chase & Company	12,000	1,035,480
KeyCorp (a)	39,940	729,703
Manulife Financial Corporation	20,000	356,400
MetLife, Inc. (a)	10,200	549,678
People's United Financial, Inc.	25,000	484,000
Prudential Financial, Inc.	6,000	624,360
U.S. Bancorp (a)	14,200	729,454
Wells Fargo & Company	13,000	716,430
		5,954,315
Health Care - 8.8%
Amgen, Inc.	2,400	350,904
Eli Lilly & Company	5,500	404,525
Johnson & Johnson	2,600	299,546
Merck & Company, Inc. (a)	12,000	706,440
Pfizer, Inc. (a)	19,000	617,120
		2,378,535
Industrials - 10.8%
Eaton Corporation plc	8,000	536,720

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.9% (Continued)	Shares	Value
Industrials - 10.8% (Continued)
Emerson Electric Company	10,000	$557,500
General Electric Company	20,800	657,280
Koninklijke Philips N.V.	11,379	347,856
United Parcel Service, Inc. - Class B	2,600	298,064
United Technologies Corporation	4,700	515,214
		2,912,634
Information Technology - 15.8%
Apple, Inc. (a)	7,700	891,814
Cisco Systems, Inc.	20,000	604,400
HP, Inc.	30,000	445,200
Intel Corporation	11,000	398,970
International Business Machines Corporation	4,500	746,955
Microsoft Corporation (a)	10,000	621,400
Western Union Company (The) (a)	26,000	564,720
		4,273,459
Materials - 4.1%
LyondellBasell Industries N.V. - Class A	3,100	265,918
Mosaic Company (The) (a)	9,000	263,970
Nucor Corporation (a)	6,000	357,120
Rio Tinto plc - ADR	5,600	215,376
		1,102,384
Real Estate - 2.4%
Public Storage	1,200	268,200
Ventas, Inc.	6,000	375,120
		643,320
Telecommunication Services - 2.8%
AT&T, Inc.	8,500	361,505
CenturyLink, Inc.	17,000	404,260
		765,765
Utilities - 2.4%
FirstEnergy Corporation	15,000	464,550
PPL Corporation (a)	5,000	170,250
		634,800

Total Common Stocks (Cost $19,777,659)		$25,644,294

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.39% (b) (Cost $1,585,880)	1,585,880	$1,585,880

Total Investments at Value - 100.8% (Cost $21,363,539)		$27,230,174

Liabilities in Excess of Other Assets - (0.8%)		(218,445)

Net Assets - 100.0%		$27,011,729

ADR - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	The rate shown is the 7-day effective yield as of December 31, 2016.

See accompanying notes to Schedules of Investments.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS
December 31, 2016 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Apple, Inc.,
03/17/2017 at $120	25	$6,500	$13,424
Best Buy Company, Inc.,
03/17/2017 at $38	100	60,500	34,195
ConocoPhillips,
05/19/2017 at $55	50	8,300	11,098
KeyCorp,
06/16/2017 at $19	150	15,450	8,994
Kohl's Corporation,
04/21/2017 at $55	45	9,675	11,788
Merck & Company, Inc.,
01/20/2017 at $60	66	3,762	12,999
MetLife, Inc.,
06/16/2017 at $60	42	6,132	9,322
Microsoft Corporation,
06/16/2017 at $62.5	55	19,250	12,482
Mosaic Company (The),
03/17/2017 at $32	38	3,952	2,544
03/17/2017 at $33	52	4,264	9,982
Nordstrom, Inc.,
01/20/2017 at $55.15	30	330	6,748
Nucor Corporation,
04/21/2017 at $52.5	50	43,000	10,098
Pfizer, Inc.,
01/20/2017 at $37	100	100	8,696
PPL Corporation,
01/20/2017 at $40	50	250	5,848
Procter & Gamble Company (The),
01/20/2017 at $87.5	50	650	12,598
U.S. Bancorp,
06/16/2017 at $55	60	7,440	8,337
Wal-Mart Stores, Inc.,
01/20/2017 at $75	37	148	6,251
Western Union Company (The),
01/20/2017 at $20	120	23,400	12,235
		$213,103	$197,639

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

COMMON STOCKS - 77.4%	Shares	Value
Consumer Discretionary - 7.2%
Bloomin' Brands, Inc.	22,000	$396,660
Coach, Inc.	12,000	420,240
Ford Motor Company	40,000	485,200
Kohl's Corporation (a)	9,000	444,420
Staples, Inc.	35,000	316,750
Target Corporation	5,500	397,265
		2,460,535
Consumer Staples - 4.8%
CVS Health Corporation	4,800	378,768
PepsiCo, Inc.	2,500	261,575
Procter & Gamble Company (The) (a)	4,500	378,360
Wal-Mart Stores, Inc.	9,000	622,080
		1,640,783
Energy - 9.7%
Baker Hughes, Inc.	8,000	519,760
Chevron Corporation	5,000	588,500
ConocoPhillips (a)	12,500	626,750
Devon Energy Corporation	14,000	639,380
Occidental Petroleum Corporation	5,200	370,396
Royal Dutch Shell plc - Class B - ADR	10,000	579,700
		3,324,486
Financials - 17.9%
Bank of America Corporation (a)	50,000	1,105,000
Bank of New York Mellon Corporation (The)	13,500	639,630
Capital One Financial Corporation	6,000	523,440
JPMorgan Chase & Company	12,000	1,035,480
KeyCorp	16,320	298,166
Lincoln National Corporation (a)	14,000	927,780
MetLife, Inc.	15,000	808,350
Travelers Companies, Inc. (The)	6,500	795,730
		6,133,576
Health Care - 6.3%
Eli Lilly & Company	6,000	441,300
Johnson & Johnson	2,000	230,420
Merck & Company, Inc. (a)	14,000	824,180
Pfizer, Inc.	20,000	649,600
		2,145,500
Industrials - 9.0%
Eaton Corporation plc	8,000	536,720
FedEx Corporation	1,700	316,540
General Electric Company	17,000	537,200

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 77.4% (Continued)	Shares	Value
Industrials - 9.0% (Continued)
Ingersoll-Rand plc	4,700	$352,688
Koninklijke Philips N.V.	16,578	506,790
Norfolk Southern Corporation (a)	3,000	324,210
United Technologies Corporation	4,600	504,252
		3,078,400
Information Technology - 14.4%
Apple, Inc.	7,800	903,396
Cisco Systems, Inc.	27,000	815,940
Hewlett Packard Enterprise Company	16,000	370,240
HP, Inc.	20,000	296,800
International Business Machines Corporation	4,500	746,955
Microsoft Corporation	12,000	745,680
Nokia Corporation - ADR	67,000	322,270
Western Union Company (The)	34,000	738,480
		4,939,761
Materials - 4.2%
E.I. du Pont de Nemours and Company (a)	4,000	293,600
Freeport-McMoRan, Inc. (a) (b)	20,000	263,800
Mosaic Company (The)	8,000	234,640
Nucor Corporation (a)	6,000	357,120
Rio Tinto plc - ADR	8,000	307,680
		1,456,840
Real Estate - 0.8%
Ventas, Inc.	4,500	281,340

Telecommunication Services - 2.0%
AT&T, Inc.	8,000	340,240
CenturyLink, Inc.	15,000	356,700
		696,940
Utilities - 1.1%
FirstEnergy Corporation	8,000	247,760
PPL Corporation	4,000	136,200
		383,960

Total Common Stocks (Cost $18,723,971)		$26,542,121

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.4%	Par Value	Value
Federal National Mortgage Association - 1.4%
1.20%, due 07/17/2020 (Cost $500,000)	$500,000	$487,428

CORPORATE BONDS - 11.0%	Par Value	Value
Consumer Discretionary - 1.4%
Mattel, Inc., 2.35%, due 05/06/2019	$500,000	$501,296

Energy - 3.0%
Dominion Resources, Inc., 2.50%, due 12/01/2019	500,000	505,343
Pioneer Natural Resources Company, 3.95%, due 07/15/2022	500,000	518,765
		1,024,108
Financials - 2.9%
Unum Group, 3.00%, due 05/15/2021	500,000	498,539
Wells Fargo & Company, 3.50%, due 03/08/2022	500,000	514,426
		1,012,965
Industrials - 2.2%
Ryder System, Inc., 2.50%, due 05/11/2020	750,000	746,570

Utilities - 1.5%
PSEG Power LLC, 3.00%, due 06/15/2021	500,000	501,536

Total Corporate Bonds (Cost $3,758,950)		$3,786,475

CLOSED-END FUNDS - 0.9%	Shares	Value
Prudential Short Duration High Yield Fund, Inc. (Cost $291,069)	20,000	$309,600

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 9.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.39% (c) (Cost $3,245,658)	3,245,658	$3,245,658

Total Investments at Value - 100.2% (Cost $26,519,648)		$34,371,282

Liabilities in Excess of Other Assets - (0.2%)		(56,038)

Net Assets - 100.0%		$34,315,244

ADR - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of December 31, 2016.

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF OPEN OPTION CONTRACTS
December 31, 2016 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Bank of America Corporation,
06/16/2017 at $24	40	$4,080	$4,678
ConocoPhillips,
05/19/2017 at $55	60	9,960	13,317
E.I. du Pont de Nemours and Company,
07/21/2017 at $75	40	14,720	16,278
Freeport-McMoRan, Inc.,
05/19/2017 at $18	60	2,820	6,275
Kohl's Corporation,
04/21/2017 at $55	40	8,600	10,478
Lincoln National Corporation,
07/21/2017 at $72.5	20	6,900	7,539
Merck & Company, Inc.,
01/20/2017 at $60	40	2,280	7,878
Norfolk Southern Corporation,
03/17/2017 at $105	30	19,800	5,940
Nucor Corporation,
04/21/2017 at $52.5	30	25,800	6,059
Procter & Gamble Company (The),
01/20/2017 at $87.5	15	195	3,780
		$95,155	$82,222

See accompanying notes to Schedules of Investments.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2016 (Unaudited)

1. Securities Valuation

Portfolio securities of FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund (individually, a “Fund,” and collectively, the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks and closed-end funds, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Covered call options written by the Funds are valued at the last quoted sale price or, in the absence of a sale, at the ask price on the principal exchange or board of trade on which they are traded. Investments representing shares of other investment companies, including money market funds, are valued at their net asset value as reported by such companies.

Fixed income securities, including U.S. government & agency obligations and corporate bonds, are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.

When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy. When market quotations are not readily available, if a pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities, including U.S. government & agency obligations and corporate bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of December 31, 2016 by security type:

FBP Equity & Dividend Plus Fund:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$25,644,294	$-	$-	$25,644,294
Money Market Funds	1,585,880	-	-	1,585,880
Total	$27,230,174	$-	$-	$27,230,174

Other Financial Instruments:
Written Covered Call Options	$(213,103)	$-	$-	$(213,103)
Total	$(213,103)	$-	$-	$(213,103)

FBP Appreciation & Income Opportunities Fund:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$26,542,121	$-	$-	$26,542,121
U.S. Government & Agency Obligations	-	487,428	-	487,428
Corporate Bonds	-	3,786,475	-	3,786,475
Closed-End Funds	309,600	-	-	309,600
Money Market Funds	3,245,658	-	-	3,245,658
Total	$30,097,379	$4,273,903	$-	$34,371,282

Other Financial Instruments:
Written Covered Call Options	$(95,155)	$-	$-	$(95,155)
Total	$(95,155)	$-	$-	$(95,155)

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type. As of December 31, 2016, the Funds did not have any transfers into and out of any Level. There were no Level 3 securities held in the Funds as of December 31, 2016. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2016:

	FBP Equity & Dividend Plus Fund	FBP Appreciation & Income Opportunities Fund

Tax cost of portfolio investments	$21,363,539	$26,519,648

Gross unrealized appreciation	$6,303,143	$8,701,432
Gross unrealized depreciation	(436,508)	(849,798)

Net unrealized appreciation on investements	$5,866,635	$7,851,634

Net unrealized depreciation on option contracts	$(15,464)	$(12,933)

As of December 31, 2016, the tax cost of written option contracts for FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund is $197,639 and $82,222, respectively.

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

COMMON STOCKS - 86.1%	Shares	Value
Consumer Discretionary - 9.3%
Comcast Corporation - Class A	20,000	$1,381,000
Dollar Tree, Inc. (a)	8,000	617,440
Home Depot, Inc. (The)	6,500	871,520
Lowe's Companies, Inc.	8,000	568,960
McDonald's Corporation	5,000	608,600
NIKE, Inc. - Class B	13,900	706,537
O'Reilly Automotive, Inc. (a)	1,400	389,774
Ross Stores, Inc.	7,000	459,200
Tractor Supply Company	4,500	341,145
		5,944,176
Consumer Staples - 5.4%
Anheuser-Busch InBev SA/NV - ADR	8,500	896,240
Coca-Cola Company (The)	12,000	497,520
Kraft Heinz Company (The)	5,378	469,607
McCormick & Company, Inc. - Non-Voting Shares	7,000	653,310
Mondelēz International, Inc. - Class A	9,736	431,597
Procter & Gamble Company (The)	6,000	504,480
		3,452,754
Energy - 7.2%
ConocoPhillips	15,500	777,170
Exxon Mobil Corporation	8,500	767,210
Phillips 66	10,800	933,228
Pioneer Natural Resources Company	7,500	1,350,525
Spectra Energy Corporation	19,000	780,710
		4,608,843
Financials - 10.6%
Aflac, Inc.	11,565	804,924
Brookfield Asset Management, Inc. - Class A	33,500	1,105,835
CME Group, Inc. - Class A	8,500	980,475
Intercontinental Exchange, Inc.	20,000	1,128,400
JPMorgan Chase & Company	29,000	2,502,410
Toronto-Dominion Bank (The)	5,000	246,700
		6,768,744
Health Care - 11.3%
Abbott Laboratories	9,000	345,690
AbbVie, Inc.	11,500	720,130
Bio-Techne Corporation	9,000	925,470
Cardinal Health, Inc.	10,000	719,700
Cerner Corporation (a)	8,000	378,960
Gilead Sciences, Inc.	11,000	787,710
Henry Schein, Inc. (a)	4,500	682,695
Merck & Company, Inc.	9,000	529,830
Pfizer, Inc.	27,000	876,960

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.1% (Continued)	Shares	Value
Health Care - 11.3% (Continued)
Regeneron Pharmaceuticals, Inc. (a)	2,000	$734,180
Shire plc - ADR	3,000	511,140
		7,212,465
Industrials - 11.5%
AdvanSix, Inc. (a)	400	8,856
Emerson Electric Company	13,000	724,750
General Dynamics Corporation	9,400	1,623,004
Honeywell International, Inc.	10,000	1,158,500
Lockheed Martin Corporation	7,000	1,749,580
Quanta Services, Inc. (a)	11,500	400,775
United Technologies Corporation	15,500	1,699,110
		7,364,575
Information Technology - 20.7%
Accenture plc - Class A	9,500	1,112,735
Alphabet, Inc. - Class A (a)	800	633,960
Alphabet, Inc. - Class C (a)	1,302	1,004,910
Apple, Inc.	22,045	2,553,252
Automatic Data Processing, Inc.	4,500	462,510
Facebook, Inc. - Class A (a)	4,300	494,715
Intel Corporation	12,000	435,240
MasterCard, Inc. - Class A	5,750	593,687
Microsoft Corporation	11,000	683,540
NVIDIA Corporation	12,500	1,334,250
QUALCOMM, Inc.	1,500	97,800
TE Connectivity Ltd.	13,000	900,640
Texas Instruments, Inc.	12,000	875,640
Visa, Inc. - Class A	18,700	1,458,974
Western Digital Corporation	9,000	611,550
		13,253,403
Materials - 4.4%
Dow Chemical Company (The)	11,000	629,420
Ecolab, Inc.	6,000	703,320
Praxair, Inc.	5,000	585,950
Vulcan Materials Company	7,000	876,050
		2,794,740
Real Estate - 1.7%
Mid-America Apartment Communities, Inc.	11,394	1,115,700

Telecommunication Services - 0.8%
AT&T, Inc.	13,000	552,890

Utilities - 3.2%
Duke Energy Corporation	8,250	640,365
Southern Company (The)	12,000	590,280

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.1% (Continued)	Shares	Value
Utilities - 3.2% (Continued)
WEC Energy Group, Inc.	14,000	$821,100
		2,051,745

Total Common Stocks (Cost $32,201,183)		$55,120,035

EXCHANGE-TRADED FUNDS - 9.6%	Shares	Value
Schwab U.S. Large-Cap ETF	68,413	$3,643,676
Vanguard Mid-Cap ETF	18,950	2,494,389
Total Exchange-Traded Funds (Cost $4,552,969)		$6,138,065

EXCHANGE-TRADED NOTES - 0.3%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $184,436)	6,000	$189,660

MONEY MARKET FUNDS - 4.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.39% (b) (Cost $2,763,721)	2,763,721	$2,763,721

Total Investments at Value - 100.3% (Cost $39,702,309)		$64,211,481

Liabilities in Excess of Other Assets - (0.3%)		(195,072)

Net Assets - 100.0%		$64,016,409

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2016.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

COMMON STOCKS - 89.5%	Shares	Value
Consumer Discretionary - 10.9%
Cracker Barrel Old Country Store, Inc.	2,500	$417,450
Dollar Tree, Inc. (a)	6,995	539,874
Gildan Activewear, Inc.	13,400	339,958
Hasbro, Inc.	7,000	544,530
Leggett & Platt, Inc.	7,000	342,160
Nordstrom, Inc.	3,900	186,927
O'Reilly Automotive, Inc. (a)	1,945	541,508
Panera Bread Company - Class A (a)	2,390	490,165
Ross Stores, Inc.	5,500	360,800
Service Corporation International	15,200	431,680
Tiffany & Company	3,475	269,069
Vail Resorts, Inc.	1,500	241,965
VF Corporation	4,700	250,745
		4,956,831
Consumer Staples - 3.7%
Church & Dwight Company, Inc.	9,000	397,710
Energizer Holdings, Inc.	5,000	223,050
J.M. Smucker Company (The)	5,000	640,300
Tyson Foods, Inc. - Class A	7,000	431,760
		1,692,820
Energy - 3.7%
Helmerich & Payne, Inc.	4,000	309,600
Oil States International, Inc. (a)	4,000	156,000
ONEOK, Inc.	11,000	631,510
Patterson-UTI Energy, Inc.	22,000	592,240
		1,689,350
Financials - 17.9%
Alexander & Baldwin, Inc.	4,000	179,480
Alleghany Corporation (a)	865	526,024
American Financial Group, Inc.	7,600	669,712
Arthur J. Gallagher & Company	9,250	480,630
Axis Capital Holdings Ltd.	5,000	326,350
Bank of Hawaii Corporation	6,500	576,485
Berkley (W.R.) Corporation	7,450	495,500
Brown & Brown, Inc.	10,000	448,600
CME Group, Inc.	5,735	661,532
Cullen/Frost Bankers, Inc.	4,000	352,920
Eaton Vance Corporation	12,000	502,560
Everest Re Group Ltd.	2,750	595,100
Intercontinental Exchange, Inc.	11,000	620,620
Nasdaq, Inc.	11,000	738,320
Old Republic International Corporation	24,400	463,600

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.5% (Continued)	Shares	Value
Financials - 17.9% (Continued)
SEI Investments Company	10,500	$518,280
		8,155,713
Health Care - 10.2%
Bio-Rad Laboratories, Inc. - Class A (a)	2,500	455,700
Bio-Techne Corporation	4,500	462,735
Centene Corporation (a)	6,000	339,060
Charles River Laboratories International, Inc. (a)	4,500	342,855
Chemed Corporation	3,000	481,230
Computer Programs & Systems, Inc.	2,000	47,200
Ensign Group, Inc. (The)	16,000	355,360
Henry Schein, Inc. (a)	3,500	530,985
Laboratory Corporation of America Holdings (a)	2,074	266,260
ResMed, Inc.	6,000	372,300
Teleflex, Inc.	4,500	725,175
Waters Corporation (a)	2,000	268,780
		4,647,640
Industrials - 12.2%
AMETEK, Inc.	1,350	65,610
C.H. Robinson Worldwide, Inc.	6,000	439,560
Deluxe Corporation	5,000	358,050
Donaldson Company, Inc.	13,000	547,040
Expeditors International of Washington, Inc.	8,000	423,680
Fastenal Company	11,650	547,317
Graco, Inc.	7,000	581,630
Jacobs Engineering Group, Inc. (a)	5,475	312,075
L-3 Communications Holdings, Inc.	3,000	456,330
Matson, Inc.	4,000	141,560
MSC Industrial Direct Company, Inc. - Class A	6,000	554,340
Pentair plc	2,900	162,603
Snap-on, Inc.	1,475	252,623
Stericycle, Inc. (a)	2,400	184,896
Waste Connections, Inc.	7,000	550,130
		5,577,444
Information Technology - 15.0%
ANSYS, Inc. (a)	3,500	323,715
Arrow Electronics, Inc. (a)	10,100	720,130
Broadridge Financial Solutions, Inc.	3,000	198,900
DST Systems, Inc.	5,100	546,465
Harris Corporation	6,000	614,820
Jack Henry & Associates, Inc.	10,500	932,190
Lam Research Corporation	8,500	898,705
Linear Technology Corporation	7,200	448,920
Microchip Technology, Inc.	6,000	384,900

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.5% (Continued)	Shares	Value
Information Technology - 15.0% (Continued)
National Instruments Corporation	12,000	$369,840
NVIDIA Corporation	5,500	587,070
Tech Data Corporation (a)	3,500	296,380
Western Digital Corporation	1,693	115,039
Xilinx, Inc.	7,000	422,590
		6,859,664
Materials - 6.7%
Albemarle Corporation	6,700	576,736
Ashland Global Holdings, Inc.	3,000	327,870
Martin Marietta Materials, Inc.	3,000	664,590
Packaging Corporation of America	7,000	593,740
Scotts Miracle-Gro Company (The) - Class A	5,000	477,750
Steel Dynamics, Inc.	12,000	426,960
		3,067,646
Real Estate - 4.7%
Mid-America Apartment Communities, Inc.	15,000	1,468,800
Realty Income Corporation	11,525	662,457
		2,131,257
Telecommunication Services - 0.4%
Telephone and Data Systems, Inc.	6,500	187,655

Utilities - 4.1%
AmeriGas Partners, L.P.	6,500	311,480
ONE Gas, Inc.	5,000	319,800
SCANA Corporation	8,530	625,079
Vectren Corporation	11,600	604,940
		1,861,299

Total Common Stocks (Cost $21,002,815)		$40,827,319

EXCHANGE-TRADED FUNDS - 5.5%	Shares	Value
Guggenheim Mid-Cap Core ETF	22,100	$1,201,798
Vanguard Mid-Cap ETF	9,850	1,296,555
Total Exchange-Traded Funds (Cost $1,443,119)		$2,498,353

EXCHANGE-TRADED NOTES - 0.4%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $186,182)	6,000	$189,660

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.39% (b) (Cost $2,267,775)	2,267,775	$2,267,775

Total Investments at Value - 100.4% (Cost $24,899,891)		$45,783,107

Liabilities in Excess of Other Assets - (0.4%)		(192,388)

Net Assets - 100.0%		$45,590,719

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2016.

See accompanying notes to Schedules of Investments.

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 98.7%	Par Value	Value
Alabama Drinking Water Financing Auth., Series A, Rev.,
3.00%, due 08/15/2019	$530,000	$550,840
Alabama State Public School & College Auth., Capital Improvements, Rev.,
5.00%, due 12/01/2017	470,000	487,197
Alabama State Public School & College Auth., Capital Improvements, Series A, Rev.,
4.00%, due 02/01/2017	250,000	250,678
3.75%, due 02/01/2018	200,000	205,725
Alabama State Public School & College Auth., Capital Improvements, Series D, Rev.,
2.00%, due 09/01/2018	565,000	572,690
Alabama State, Series A, GO,
5.00%, due 08/01/2023	400,000	472,460
Alabaster, AL, Water Rev.,
3.00%, due 09/01/2017	400,000	404,764
Athens, AL, Electric Rev., Warrants,
3.00%, due 06/01/2019	375,000	386,141
Athens, AL, GO, Warrants,
4.00%, due 09/01/2018	300,000	313,293
5.00%, due 04/01/2024	500,000	576,870
Auburn University, AL, General Fee Rev.,
5.00%, due 06/01/2018	315,000	332,205
5.00%, due 06/01/2020	350,000	388,822
5.00%, due 06/01/2021	200,000	227,130
Auburn, AL, Refunding & Capital Improvements, Series B, GO, Warrants,
4.00%, due 08/01/2018	200,000	208,426
Auburn, AL, School, Series A, GO, Warrants,
5.00%, due 08/01/2018	500,000	530,025
Baldwin Co., AL, Board of Education, Rev.,
5.00%, due 07/01/2018	590,000	602,136
Baldwin Co., AL, GO, Warrants,
4.00%, due 06/01/2019	200,000	211,948
Baldwin Co., AL, Series A, GO, Warrants,
5.00%, due 02/01/2017	320,000	321,146
Birmingham, AL, Waterworks Board, Water Rev.,
5.00%, due 01/01/2017	400,000	400,044
3.625%, due 07/01/2018	250,000	259,040
Calera, AL, GO, Warrants,
3.00%, due 12/01/2017	410,000	416,548

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 98.7% (Continued)	Par Value	Value
Chambers Co., AL, Gasoline Tax Anticipation, Rev., Warrants,
2.00%, due 11/01/2019	$290,000	$290,467
Cullman, AL, Board of Education Special Tax School Warrants, Rev.,
2.00%, due 03/01/2023	325,000	319,316
Decatur, AL, Sewer Rev., Warrants,
3.00%, due 08/15/2019	500,000	516,750
Elmore Co., AL, GO, Warrants,
5.00%, due 10/01/2022	415,000	474,619
Florence, AL, Electric Rev., Warrants,
3.50%, due 06/01/2017	515,000	519,692
Florence, AL, GO, Warrants,
4.00%, due 08/01/2018	575,000	596,810
Foley, AL, Utilities Board, Utilities Rev.,
4.00%, due 11/01/2018	710,000	744,080
4.00%, due 11/01/2019	225,000	239,519
Homewood, AL, Board of Education, Special Tax School Warrants,
4.00%, due 04/01/2017	500,000	503,580
Hoover City, AL, Board of Education, Special Tax School Warrants,
4.00%, due 02/15/2020	470,000	501,278
Huntsville, AL, GO, Refunding and Capital Improvement Warrants,
4.00%, due 09/01/2018	500,000	523,005
Huntsville, AL, Series A, GO, Warrants,
5.00%, due 05/01/2024	665,000	791,988
Huntsville, AL, Series C, GO, Warrants,
4.00%, due 05/01/2022	500,000	552,330
Limestone Co., AL, Board of Education, Special Tax Warrants,
3.00%, due 11/01/2019	560,000	575,921
Macon Co., AL, GO, Warrants,
4.25%, due 10/01/2027,
Prerefunded 10/01/2017 @ 100	200,000	204,990
Madison Co., AL, Board of Education, Rev., Tax Anticipation Warrants,
2.00%, due 09/01/2019	220,000	221,423
Madison Co., AL, GO, School Warrants,
5.00%, due 03/01/2025	500,000	585,870
Madison Co., AL, GO, Warrants,
4.00%, due 09/01/2021	465,000	505,515

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 98.7% (Continued)	Par Value	Value
Madison Co., AL, Series A, Water Rev., Warrants,
2.00%, due 07/01/2017	$250,000	$251,212
Madison Co., AL, Water & Wastewater Board, Rev.,
3.00%, due 12/01/2019	430,000	447,703
Mobile Co., AL, GO, Refunding,
5.00%, due 06/01/2023	520,000	605,790
Mobile, AL, Board of School Commissioners, GO, Warrants,
5.00%, due 03/01/2025	250,000	293,538
Montgomery, AL, GO, Warrants,
2.50%, due 04/01/2021	500,000	502,980
Montgomery, AL, Series A, GO, Warrants,
5.00%, due 02/01/2024	220,000	239,400
Montgomery, AL, Waterworks & Sanitation, Rev.,
5.00%, due 09/01/2017	250,000	256,708
Morgan Co., AL, Board of Education, Rev., Capital Outlay Warrants,
4.00%, due 03/01/2019	250,000	262,198
Mountain Brook, AL, City Board of Education, GO, Warrants,
3.00%, due 03/01/2020	300,000	313,242
North Alabama Gas District, Rev.,
3.00%, due 06/01/2020	420,000	425,380
Northport, AL, GO, Warrants,
3.00%, due 09/01/2024	385,000	398,983
Opelika, AL, GO, Warrants,
2.00%, due 11/01/2017	275,000	276,837
Opelika, AL, Utilities Board, Series B, Rev.,
3.00%, due 06/01/2018	215,000	219,653
Orange Beach, AL, GO, Warrants,
4.00%, due 02/01/2018	200,000	205,956
5.00%, due 02/01/2019	240,000	257,014
Prattville, AL, GO, Warrants,
5.00%, due 11/01/2022	400,000	460,028
Prattville, AL, Waterworks Board, Rev.,
3.00%, due 08/01/2017	290,000	292,946
Sheffield, AL, Electric Rev.,
4.00%, due 07/01/2017	600,000	609,006
Sylacauga, AL, Utilities Board, Rev.,
3.00%, due 05/01/2021	310,000	323,076
Trussville, AL, GO,
5.00%, due 10/01/2019	400,000	436,016

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 98.7% (Continued)	Par Value	Value
Tuscaloosa, AL, Series B, GO, Warrants,
4.00%, due 01/01/2020	$500,000	$534,285
University of Alabama, AL, Series A, Rev.,
5.00%, due 07/01/2017	245,000	250,027
Vestavia Hills, AL, GO, Warrants,
4.00%, due 02/01/2018	515,000	529,940
4.00%, due 02/01/2021	500,000	540,360
Vestavia Hills, AL, Series A, GO, Warrants,
3.00%, due 02/01/2018	240,000	244,697
Wetumpka, AL, Waterworks & Sewer, Rev.,
4.00%, due 03/01/2018	320,000	321,702

Total Alabama Fixed Rate Revenue and General Obligation (GO) Bonds - 98.7% (Cost $26,338,447)		$26,283,958

Other Assets in Excess of Liabilities - 1.3%		341,647

Net Assets - 100.0%		$26,625,605

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2016 (Unaudited)

1. Securities Valuation

The portfolio securities of The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value as reported by such companies.

Fixed income securities, including municipal bonds, are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.

When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy. When market quotations are not readily available, if a pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

Fixed income securities, including municipal bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2016, by security type:

The Government Street Equity Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$55,120,035	$-	$-	$55,120,035
Exchange-Traded Funds	6,138,065	-	-	6,138,065
Exchange-Traded Notes	189,660	-	-	189,660
Money Market Funds	2,763,721	-	-	2,763,721
Total	$64,211,481	$-	$-	$64,211,481

THE GOVERNMENT STREET FUNDS
 NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The Government Street Mid-Cap Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$40,827,319	$-	$-	$40,827,319
Exchange-Traded Funds	2,498,353	-	-	2,498,353
Exchange-Traded Notes	189,660	-	-	189,660
Money Market Funds	2,267,775	-	-	2,267,775
Total	$45,783,107	$-	$-	$45,783,107

The Alabama Tax Free Fund:	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$26,283,958	$-	$26,283,958

Refer to The Government Street Equity Fund’s and The Government Street Mid-Cap Fund’s Schedules of Investments for a listing of the common stocks by sector type. As of December 31, 2016, the Funds did not have any transfers into and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of December 31, 2016. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Security Transactions

Security transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2016:

	The Government Street Equity Fund	The Government Street Mid-Cap Fund	The Alabama Tax Free Bond Fund
Cost of portfolio investments	$39,702,309	$24,899,891	$26,338,447

Gross unrealized appreciation	$24,649,972	$21,001,841	$123,300
Gross unrealized depreciation	(140,800)	(118,625)	(177,789)
Net unrealized appreciation (depreciation)	$24,509,172	$20,883,216	$(54,489)

4. Concentration of Credit Risk

The Alabama Tax Free Bond Fund invests primarily in debt instruments of municipal issuers in the state of Alabama. The issuers’ abilities to meet their obligations may be affected by economic developments in the state or its region, as well as disruptions in the credit markets and the economy, generally.

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

COMMON STOCKS - 89.6%	Shares	Value
Consumer Discretionary - 13.5%
Amazon.com, Inc. (a)	825	$618,643
Comcast Corporation - Class A	9,980	689,119
Dollar Tree, Inc. (a)	6,500	501,670
Home Depot, Inc. (The)	5,200	697,216
Lennar Corporation - Class A	14,000	601,020
Lowe's Companies, Inc.	4,930	350,621
Priceline Group, Inc. (The) (a)	300	439,818
TJX Companies, Inc. (The)	4,700	353,111
Walt Disney Company (The)	6,900	719,118
		4,970,336
Consumer Staples - 7.3%
CVS Health Corporation	7,250	572,098
J.M. Smucker Company (The)	2,720	348,323
PepsiCo, Inc.	6,875	719,331
Procter & Gamble Company (The)	4,600	386,768
Wal-Mart Stores, Inc.	9,625	665,280
		2,691,800
Energy - 7.9%
Chevron Corporation	8,500	1,000,450
Exxon Mobil Corporation	6,300	568,638
Hess Corporation	11,800	735,022
Total S.A. - ADR	11,400	581,058
		2,885,168
Financials - 14.4%
Ameriprise Financial, Inc.	5,500	610,170
Chubb Ltd.	3,300	435,996
Discover Financial Services	15,000	1,081,350
Invesco Ltd.	17,000	515,780
JPMorgan Chase & Company	13,000	1,121,770
Morgan Stanley	17,000	718,250
PNC Financial Services Group, Inc. (The)	7,000	818,720
		5,302,036
Health Care - 12.0%
Aetna, Inc.	6,100	756,461
Allergan plc (a)	2,500	525,025
AmerisourceBergen Corporation	1,300	101,647
Amgen, Inc.	2,500	365,525
McKesson Corporation	3,800	533,710
Merck & Company, Inc.	11,500	677,005
Thermo Fisher Scientific, Inc.	4,600	649,060

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.6% (Continued)	Shares	Value
Health Care - 12.0% (Continued)
UnitedHealth Group, Inc.	5,000	$800,200
		4,408,633
Industrials - 10.3%
Delta Air Lines, Inc.	13,000	639,470
Eaton Corporation plc	8,800	590,392
General Electric Company	23,500	742,600
Nielsen Holdings plc	13,500	566,325
Norfolk Southern Corporation	5,000	540,350
United Technologies Corporation	6,500	712,530
		3,791,667
Information Technology - 20.1%
Alphabet, Inc. - Class A (a)	975	772,639
Alphabet, Inc. - Class C (a)	1,000	771,820
Apple, Inc.	10,500	1,216,110
Cisco Systems, Inc.	25,500	770,610
eBay, Inc. (a)	11,800	350,342
Intel Corporation	15,380	557,833
International Business Machines Corporation	2,200	365,178
Microsoft Corporation	11,000	683,540
Oracle Corporation	17,000	653,650
QUALCOMM, Inc.	8,300	541,160
TE Connectivity Ltd.	10,000	692,800
		7,375,682
Materials - 1.7%
Eastman Chemical Company	8,000	601,680

Telecommunication Services - 2.4%
AT&T, Inc.	20,800	884,624

Total Common Stocks (Cost $20,969,120)		$32,911,626

EXCHANGE-TRADED FUNDS - 2.6%	Shares	Value
Vanguard Information Technology ETF (Cost $953,938)	8,000	$972,000

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 7.9%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.40% (b) (Cost $2,895,710)	2,895,710	$2,895,710

Total Investments at Value - 100.1% (Cost $24,818,768)		$36,779,336

Liabilities in Excess of Other Assets - (0.1%)		(34,888)

Net Assets - 100.0%		$36,744,448

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2016.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 89.6%	Par Value	Value
Chesterfield Co., Virginia, GO,
5.00%, due 01/01/2020,
prerefunded 01/01/2017 @ 100.00	$145,000	$145,017
5.00%, due 01/01/2020	155,000	155,515
5.00%, due 01/01/2024	250,000	286,562
5.00%, due 01/01/2025	460,000	547,773
City of Norfolk, Virginia, Series A, GO,
5.00%, due 10/01/2026	200,000	243,852
City of Winchester, Virginia, GO,
5.00%, due 09/01/2027	125,000	148,956
Fairfax Co., Virginia, Economic Development, Revenue,
0.72% (a), due 12/01/2033	350,000	350,000
Fairfax Co., Virginia, Industrial Dev. Authority, Revenue,
5.00%, due 05/15/2022,
prerefunded 05/15/2019 @ 100	750,000	812,452
Fairfax Co., Virginia, Sewer, Revenue,
4.50%, due 07/15/2030,
prerefunded 07/15/2021 @ 100	250,000	279,602
Fairfax Co., Virginia, Water, Revenue,
5.00%, due 04/01/2027	500,000	567,750
Hampton Roads Sanitation District, Virginia, Wastewater, Revenue,
5.00%, due 04/01/2022,
prerefunded 04/01/2018 @ 100	400,000	419,248
5.00%, due 07/01/2026	500,000	592,360
Hampton Roads Sanitation District, Virginia, Wastewater, Series A, Revenue,
5.00%, due 01/01/2027,
prerefunded 01/01/2021 @ 100	400,000	450,208
Hampton, Virginia, GO,
5.00%, due 04/01/2025	500,000	576,185
Harrisonburg, Virginia, GO,
5.00%, due 07/15/2022	350,000	405,849
Henrico Co., Virginia, Water & Sewer, Revenue,
5.00%, due 05/01/2020,
prerefunded 05/01/2019 @ 100	350,000	378,774
5.00%, due 05/01/2022,
prerefunded 05/01/2019 @ 100	430,000	465,350
James City, Virginia, Water & Sewer, Revenue,
5.00%, due 01/15/2026	250,000	302,243

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 89.6% (Continued)	Par Value	Value
Louisa, Virginia, Industrial Dev. Authority, Poll Control Revenue,
2.15%, due 11/01/2035	$200,000	$200,276
Lynchburg, Virginia, Public Improvement, Series A, GO,
5.00%, due 08/01/2019	625,000	682,131
Manassas, Virginia, Public Improvement, Series D, GO,
5.00%, due 07/01/2019	250,000	272,383
New Kent Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 02/01/2019,
prerefunded 02/01/2017 @ 100	500,000	501,800
Newport News, Virginia, GO,
5.00%, due 07/15/2025	350,000	423,119
Northern Virginia Transportation Authority, Special Tax, Revenue,
5.00%, due 06/01/2026	400,000	470,964
Portsmouth, Virginia, Series D, GO,
4.00%, due 12/01/2017	215,000	220,923
Prince William Co., Virginia, Lease Participation Certificates,
5.00%, due 10/01/2020	500,000	554,525
Rappahannock, Virginia, Regional Jail Authority, Revenue,
5.00%, due 10/01/2024	300,000	354,576
Richmond, Virginia, Public Utility, Revenue,
4.00%, due 01/15/2018	400,000	412,172
Roanoke, Virginia, Public Improvement, Series A, GO,
5.00%, due 07/15/2025	400,000	468,380
Spotsylvania Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 06/01/2021	300,000	339,738
Spotsylvania Co., Virginia, GO,
5.00%, due 01/15/2023	400,000	468,876
Stafford Co., Virginia, Public Improvement, GO,
5.00%, due 08/01/2026	375,000	453,124
Suffolk, Virginia, Public Improvement, GO,
5.00%, due 02/01/2022	400,000	461,532

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 89.6% (Continued)	Par Value	Value
Suffolk, Virginia, Public Improvement, Series A, GO,
4.00%, due 08/01/2018	$250,000	$261,130
Upper Occoquan, Virginia, Sewer Authority, Revenue,
5.15%, due 07/01/2020	205,000	219,842
5.00%, due 07/01/2027	350,000	420,364
Virginia Beach, Virginia, Development Authority, Revenue,
5.00%, due 11/01/2020	300,000	336,879
Virginia Beach, Virginia, GO,
5.00%, due 03/01/2023	300,000	353,106
Virginia Beach, Virginia, Public Improvement, GO,
5.00%, due 06/01/2021,
prerefunded 06/01/2019 @ 100	250,000	271,240
4.00%, due 04/01/2027	205,000	222,015
Virginia Biotechnology Research Partnership Authority, Lease Revenue,
5.00%, due 09/01/2020	500,000	557,805
Virginia College Building Authority, Educational Facilities, Revenue,
5.00%, due 03/01/2019	250,000	269,350
4.00%, due 09/01/2026	500,000	547,340
Virginia Commonwealth Transportation Board, Federal Grant Anticipation Notes, Revenue,
5.00%, due 03/15/2023	500,000	572,285
5.00%, due 03/15/2025	500,000	579,110
Virginia Small Business Financing Authority, Healthcare Facilities, Revenue,
5.00%, due 11/01/2017	250,000	258,053
Virginia State Commomwealth Transportation Board, Federal Grant Anticipation Notes, Revenue,
5.00%, due 03/15/2025	375,000	448,901
Virginia State Housing Dev. Authority, Revenue,
3.05%, due 07/01/2021	200,000	207,512
Virginia State Public School Authority, Revenue,
5.00%, due 08/01/2023	500,000	578,520
5.00%, due 07/15/2026	300,000	352,647
Virginia State Public School Authority, Series B-1, Revenue,
5.00%, due 08/01/2018	500,000	530,270

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 89.6% (Continued)	Par Value	Value
Virginia State Resources Authority, Clean Water, Revenue,
5.00%, due 10/01/2021,
prerefunded 10/01/2019 @ 100	$500,000	$547,290
Virginia State Resources Authority, Infrastructure, Revenue,
5.00%, due 11/01/2024,
prerefunded 11/01/2018 @ 100	440,000	470,127
5.00%, due 11/01/2024	60,000	63,801
Virginia State Resources Authority, Infrastructure, Series B, Revenue,
5.00%, due 11/01/2024	150,000	174,621
Virginia State, Series B, GO,
5.00%, due 06/01/2017	250,000	254,325
Washington Co., Virginia, Revenue,
4.00%, due 12/01/2025	350,000	385,504
Western Virginia Regional Jail Authority, Revenue,
5.00%, due 12/01/2023	250,000	292,205

Total Virginia Revenue and General Obligation (GO) Bonds (Cost $22,265,410)		$22,586,457

WASHINGTON, D.C. REVENUE BONDS - 2.1%	Par Value	Value
Metropolitan Washington Airports Authority, Series C, Revenue,
5.00%, due 10/01/2022 (Cost $502,439)	$500,000	$529,190

EXCHANGE-TRADED FUNDS - 1.8%	Shares	Value
SPDR® Nuveen Barclays Short Term Municipal Bond ETF	2,500	$119,850
VanEck Vectors AMT-Free Intermediate Municipal Index ETF	14,000	324,660
Total Exchange-Traded Funds (Cost $467,750)		$444,510

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.5%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.40% (b) (Cost $1,382,660)	1,382,660	$1,382,660

Total Investments at Value - 99.0% (Cost $24,618,259)		$24,942,817

Other Assets in Excess of Liabilities - 1.0%		257,646

Net Assets - 100.0%		$25,200,463

(a)	Variable rate security. The rate shown is the effective interest rate as of December 31, 2016.
(b)	The rate shown is the 7-day effective yield as of December 31, 2016.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2016 (Unaudited)

1. Securities Valuation

The portfolio securities of The Jamestown Equity Fund and The Jamestown Tax Exempt Virginia Fund (individually, a “Fund,” and, collectively, the “Funds”) are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds, are generally valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies.

Fixed income securities, including municipal bonds, are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.

When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy. When market quotations are not readily available, if a pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities, including municipal bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2016, by security type:

The Jamestown Equity Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$32,911,626	$-	$-	$32,911,626
Exchange-Traded Funds	972,000	-	-	972,000
Money Market Funds	2,895,710	-	-	2,895,710
Total	$36,779,336	$-	$-	$36,779,336

The Jamestown Tax Exempt Virginia Fund:	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$23,115,647	$-	$23,115,647
Exchange-Traded Funds	444,510	-	-	444,510
Money Market Funds	1,382,660	-	-	1,382,660
Total	$1,827,170	$23,115,647	$-	$24,942,817

Refer to The Jamestown Equity Fund’s Schedule of Investments for a listing of the common stocks by sector type. As of December 31, 2016, the Funds did not have any transfers into and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of December 31, 2016. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2016:

	The Jamestown Equity Fund	The Jamestown Tax Exempt Virginia Fund

Tax cost of portfolio investments	$24,894,807	$24,618,259

Gross unrealized appreciation	$12,035,596	$453,015
Gross unrealized depreciation	(151,067)	(128,457)
Net unrealized appreciation	$11,884,529	$324,558

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for The Jamestown Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4. Concentration of Credit Risk

The Jamestown Tax Exempt Virginia Fund invests primarily in debt instruments of municipal issuers in the Commonwealth of Virginia. The issuers’ abilities to meet their obligations may be affected by economic developments in the Commonwealth or its region, as well as disruptions in the credit markets and the economy, generally.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williamsburg Investment Trust

By (Signature and Title)*		/s/ Tina H. Bloom
Tina H. Bloom, Secretary

Date	February 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John T. Bruce
John T. Bruce, President
(FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund)

Date	February 15, 2017

By (Signature and Title)*		/s/ Thomas W. Leavell
Thomas W. Leavell, President
(The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund)

Date	February 15, 2017

By (Signature and Title)*		/s/ Charles M. Caravati III
Charles M. Caravati III, President
(The Jamestown Equity Fund)

Date	February 15, 2017

By (Signature and Title)*		/s/ Joseph A. Jennings III
Joseph A. Jennings III, President
(The Jamestown Tax Exempt Virginia Fund)

Date	February 15, 2017

By (Signature and Title)*		/s/ John P. Ackerly IV
John P. Ackerly IV, President
(The Davenport Core Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund and Davenport Balanced Income Fund)

Date	February 15, 2017

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer and Principal Financial Officer

Date	February 15, 2017

*	Print the name and title of each signing officer under his or her signature.